Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Condensed Financial Statements [Table Text Block]
(Dollars in thousands)	201 9	2018	2017
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$7,722	1,534
Investment in subsidiaries	84,507	79,737
Prepaid expenses and other assets	610	2,014
Deferred tax asset, net	24	95
Total assets	$92,863	83,380
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	$215	233
Total liabilities	215	233
Common stock	91	91
Additional paid-in capital	40,365	40,090
Retained earnings	107,547	99,754
Net unrealized gains (losses) on securities available for sale	46	(1,096)
Unearned employee stock ownership plan shares	(1,643)	(1,836)
Treasury stock, at cost, 4,284,840 and 4,292,838 shares	(53,758)	(53,856)
Total stockholders' equity	92,648	83,147
Total liabilities and stockholders' equity	$92,863	83,380
Condensed Statements of Income
Interest income (expense)	$21	0	(306)
Equity income of subsidiaries	8,627	8,800	4,878
Compensation and benefits	(240)	(221)	(257)
Occupancy and equipment	(30)	(30)	(30)
Data processing	(6)	(6)	(6)
Professional services	(131)	(124)	(130)
Other	(367)	(331)	(319)
Income before income tax expense (benefit)	7,874	8,088	3,830
Income tax expense (benefit)	81	(148)	(574)
Net income	$7,793	8,236	4,404
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income	$7,793	8,236	4,404
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(8,627)	(8,800)	(4,878)
Deferred income tax benefit	71	46	615
Earned employee stock ownership shares priced above original cost	230	206	147
Stock option compensation	1	17	41
Amortization of restricted stock awards	187	134	147
Decrease in unearned ESOP shares	193	194	193
Decrease (increase) in other assets	1,404	(146)	(6)
Decrease in other liabilities	(18)	(20)	(866)
Other, net	(1)	(1)	0
Net cash provided (used) by operating activities	1,233	(134)	(203)
Cash flows from financing activities:
Warrants purchased	0	(6,453)	0
Excess tax benefit from options exercised	0	64	0
Stock awards withheld for tax withholding	(45)	0	(54)
Repayments of borrowings	0	0	(7,000)
Dividends received from Bank	5,000	6,000	6,000
Net cash provided (used) by financing activities	4,955	(389)	(1,054)
Increase (decrease) in cash and cash equivalents	6,188	(523)	(1,257)
Cash and cash equivalents, beginning of year	1,534	2,057	3,314
Cash and cash equivalents, end of year	$7,722	1,534	2,057